SCHEDULE OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Share based payments	$ 2,675	$ 2,084
Short-term salary and fees	661	803
Revaluation of financial liabilities at fair value	344	1,204
Payments for legal services	337	287
Post-employment retirement benefits	98	98
Non-monetary benefits	41	49
Payment for Administrative services		34
Conversion of loan to ordinary shares		657
Short-term salary until deletion		22
Key management personnel compensation	$ 4,156	$ 5,238